UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-HR

FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [   ]; Amendment Number: ______
   This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Karpus Investment Management
Address:  183 Sully's Trail
	  Pittsford, New York 14534

Form 13F File Number:  28-11445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George W. Karpus
Title:	President / CEO
Phone:	585-586-4680

Signature, Place, and Date of Signing:
	May 15, 2012	         George Karpus			Pittsford, New York 14534
               [Date]		  [Signature]			       [City, State]

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-________________	_________________________________________
	[Repeat as necessary.]

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     	  N/A

Form 13F Information Table Entry Total:   136

Form 13F Information Table Value Total:   $1,186,974.26 (x$1,000)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.	          Form 13F File Number		Name

       NONE

       [Repeat as necessary.]

FORM 13F INFORMATION TABLE
Col 1				Col 2	Col 3		Col 4		Col 5				Col 6	Col 7	Col 8
Name of Issuer			Title	CUSIP		Value		Shares		SH/	PUT/ 	Invest.	Other 	Voting Authority
				of 			x($1,000)	or PRN AMT	PRN	Call	Disc'n	Mgrs	Sole		Shared	None
				Class
ABERDEEN EMERGING MARKETS T	Common	00301T102	 $2,348.71 	 121,255 	 SH  	n/a	sole	n/a	sole		0	0
ABERDEEN ISRAEL FUND, INC	Common	00301L109	 $416.37 	 29,762 	 SH  	n/a	sole	n/a	sole		0	0
ABERDEEN LATIN AMERICA EQUI	Common	00306K106	 $502.08 	 14,139 	 SH  	n/a	sole	n/a	sole		0	0
ADAMS EXPRESS COMPANY		Common	006212104	 $24,055.81 	 2,190,875 	 SH  	n/a	sole	n/a	sole		0	0
AGIC INTERNATIONAL & PREMIU	Common	00119Q100	 $207.67 	 18,931 	 SH  	n/a	sole	n/a	sole		0	0
ALLIANCEBERNSTEIN INC FUND	Common	01881E101	 $71,112.76 	 8,682,877 	 SH  	n/a	sole	n/a	sole		0	0
AMERICAN STRATEGIC INC III	Common	03009T101	 $300.87 	 42,982 	 SH  	n/a	sole	n/a	sole		0	0
ASIA PACIFIC FUND INC		Common	044901106	 $4,463.38 	 421,870 	 SH  	n/a	sole	n/a	sole		0	0
BANCROFT FUND LTD		Common	059695106	 $208.66 	 12,502 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK CREDIT ALLOC IV	Common	092508100	 $2,390.49 	 182,899 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK ENHANCED DIVIDEND	Common	09251A104	 $5,526.11 	 736,814 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK INCOME OPPTY TRST	Common	092475102	 $1,680.28 	 160,332 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK INCOME TRUST		Common	09247F100	 $15,727.02 	 2,119,544 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK INTERNATIONAL GRO	Common	092524107	 $5,785.15 	 736,962 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIYIELD CA INSU	Common	09254N103	 $215.47 	 14,500 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK PRFD OPPRTY TRUST	Common	09249V103	 $1,203.24 	 107,145 	 SH  	n/a	sole	n/a	sole		0	0
CALAMOS GLOBAL DYNAMIC INCO	Common	12811L107	 $2,172.96 	 246,927 	 SH  	n/a	sole	n/a	sole		0	0
CALAMOS STRAT TOT RETURN FD	Common	128125101	 $2,492.66 	 249,266 	 SH  	n/a	sole	n/a	sole		0	0
CENTRAL EUROPE & RUSSIA FUN	Common	153436100	 $401.33 	 11,460 	 SH  	n/a	sole	n/a	sole		0	0
CHINA FUND INC			Common	169373107	 $2,082.67 	 89,385 	 SH  	n/a	sole	n/a	sole		0	0
CLOUGH GLBL OPPORTUNITIES F	Common	18914E106	 $176.70 	 15,000 	 SH  	n/a	sole	n/a	sole		0	0
COHEN & STEERS GLOBAL INCOM	Common	19248M103	 $4,668.95 	 436,350 	 SH  	n/a	sole	n/a	sole		0	0
CORNING INC COM			Common	219350105	 $281.60 	 20,000 	 SH  	n/a	sole	n/a	sole		0	0
DELAWARE INV FL INSD MUNI I	Common	24610T108	 $1,566.89 	 118,345 	 SH  	n/a	sole	n/a	sole		0	0
DTF TAX-FREE INCOME INC		Common	23334J107	 $11,903.38 	 717,067 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE ENH EQT INC II	Common	278277108	 $12,528.73 	 1,151,538 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE ENHANCED EQ INC	Common	278274105	 $18,175.72 	 1,643,374 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE MI MUNICIPAL IN	Common	27826D106	 $1,325.13 	 98,231 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE RISK-MANAGED DI	Common	27829G106	 $23,412.36 	 2,210,799 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE TAX-ADVANTAGED 	Common	27829M103	 $251.00 	 14,852 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE TAX-MANAGED DIV	Common	27828N102	 $20,885.15 	 2,191,516 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE TAX-MANAGED GLO	Common	27829F108	 $7,139.61 	 801,303 	 SH  	n/a	sole	n/a	sole		0	0
ETF POWERSHARES INSURED		Common	73936T474	 $8,918.59 	 359,911 	 SH  	n/a	sole	n/a	sole		0	0
EXXON MOBIL CORPORATION		Common	30231G102	 $667.30 	 7,694 	 	 SH  	n/a	sole	n/a	sole		0	0
FEDERATED ENHANCED TREASURY	Common	314162108	 $12,415.79 	 841,178 	 SH  	n/a	sole	n/a	sole		0	0
FORT DEARBORN INCOME SEC	Common	347200107	 $5,502.81 	 340,310 	 SH  	n/a	sole	n/a	sole		0	0
FRANKLIN STREET PROPERTIES 	Common	35471R106	 $674.15 	 63,599 	 SH  	n/a	sole	n/a	sole		0	0
GABELLI DIVIDEND & INCOME T	Common	36242H104	 $16,995.63 	 1,037,584 	 SH  	n/a	sole	n/a	sole		0	0
GENERAL AMERICAN INVESTORS	Common	368802104	 $18,228.70 	 628,576 	 SH  	n/a	sole	n/a	sole		0	0
GREATER CHINA FUND		Common	39167B102	 $2,012.18 	 174,972 	 SH  	n/a	sole	n/a	sole		0	0
GSI GROUP, INC.			Common	36191C205	 $201.00 	 16,667 	 SH  	n/a	sole	n/a	sole		0	0
INDIA FUND INC			Common	454089103	 $565.53 	 25,360 	 SH  	n/a	sole	n/a	sole		0	0
ING GLOBAL EQUITY DIVIDEND 	Common	45684E107	 $132.79 	 13,847 	 SH  	n/a	sole	n/a	sole		0	0
INTERNATIONAL BUSINESS MACH	Common	459200101	 $762.41 	 3,654 	 	 SH  	n/a	sole	n/a	sole		0	0
INVESCO CA QUAL MUNI SEC	Common	46130M107	 $1,542.08 	 110,623 	 SH  	n/a	sole	n/a	sole		0	0
INVESCO CALIFORNIA INSURED 	Common	46130L109	 $246.22 	 16,220 	 SH  	n/a	sole	n/a	sole		0	0
INVESCO INSURED CALIFORNIA 	Common	46130W105	 $999.20 	 68,721 	 SH  	n/a	sole	n/a	sole		0	0
INVESCO NY QUAL MUNI SEC	Common	46133F109	 $6,636.37 	 420,183 	 SH  	n/a	sole	n/a	sole		0	0
IPATH DOW JONES-UBS COMMODI	Common	06738C778	 $15,531.82 	 367,009 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES 2012 S&P AMT-FREE M	Common	464289412	 $554.13 	 10,900 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES BARCLAYS 1-3 YEAR C	Common	464288646	 $5,367.26 	 51,073 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES BARCLAYS MBS BOND F	Common	464288588	 $9,387.33 	 86,960 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES IBOXX INV GR CORP B	Common	464287242	 $16,657.66 	 144,060 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES LEHMAN TRES INF PR 	Common	464287176	 $4,007.63 	 34,064 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI AUSTRALIA INDE	Common	464286103	 $4,208.71 	 179,018 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI BRAZIL INDEX F	Common	464286400	 $3,817.07 	 59,033 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI CANADA		Common	464286509	 $21,484.47 	 758,097 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI EAFE INDEX FUN	Common	464287465	 $1,628.86 	 29,675 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI EMU		Common	464286608	 $5,710.99 	 181,014 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI FRANCE INDEX F	Common	464286707	 $7,519.60 	 340,716 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI HONG KONG INDE	Common	464286871	 $2,086.37 	 119,597 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI JAPAN INDEX FD	Common	464286848	 $4,580.39 	 450,161 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI PACIFIC EX JPN	Common	464286665	 $9,224.11 	 211,951 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI UNITED KINGDOM	Common	464286699	 $11,491.96 	 664,275 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES S&P EUROPE 350		Common	464287861	 $790.14 	 21,155 	 SH  	n/a	sole	n/a	sole		0	0
JAPAN EQUITY FUND		Common	471057109	 $3,766.82 	 664,343 	 SH  	n/a	sole	n/a	sole		0	0
JAPAN SMALLER CAPITALIZATIO	Common	47109U104	 $6,067.11 	 774,855 	 SH  	n/a	sole	n/a	sole		0	0
JF CHINA REGION FUND INC	Common	46614T107	 $1,946.61 	 152,915 	 SH  	n/a	sole	n/a	sole		0	0
KIMBERLY-CLARK CORPORATION	Common	494368103	 $422.58 	 5,719 	 	 SH  	n/a	sole	n/a	sole		0	0
KOREA EQUITY FUND		Common	50063B104	 $1,387.70 	 142,474 	 SH  	n/a	sole	n/a	sole		0	0
LAZARD GLOBAL TOT RT & INC	Common	52106W103	 $4,023.57 	 268,955 	 SH  	n/a	sole	n/a	sole		0	0
LAZARD WORLD DIVIDEND & INC	Common	521076109	 $141.41 	 11,591 	 SH  	n/a	sole	n/a	sole		0	0
LENNOX INTERNATIONAL INC.	Common	526107107	 $4,115.76 	 102,128 	 SH  	n/a	sole	n/a	sole		0	0
LIBERTY ALL STAR EQUITY FUN	Common	530158104	 $24,495.69 	 4,968,700 	 SH  	n/a	sole	n/a	sole		0	0
LIBERTY ALL-STAR GROWTH FD	Common	529900102	 $7,440.96 	 1,710,565 	 SH  	n/a	sole	n/a	sole		0	0
LMP CAPITAL AND INCOME FUND	Common	50208A102	 $4,957.55 	 370,243 	 SH  	n/a	sole	n/a	sole		0	0
LMP REAL ESTATE INCOME FUND	Common	50208C108	 $3,450.12 	 334,314 	 SH  	n/a	sole	n/a	sole		0	0
MACQUARIE GLOBAL INFR TOT R	Common	55608D101	 $11,499.13 	 623,259 	 SH  	n/a	sole	n/a	sole		0	0
MARKET VECTORS GOLD MINERS	Common	57060U100	 $7,040.82 	 142,124 	 SH  	n/a	sole	n/a	sole		0	0
MEXICO EQUITY AND INCOME FD	Common	592834105	 $493.40 	 43,281 	 SH  	n/a	sole	n/a	sole		0	0
MEXICO FUND INC			Common	592835102	 $439.47 	 17,391 	 SH  	n/a	sole	n/a	sole		0	0
MFS INTERMARKET INC TRUST I	Common	59318R103	 $97.93 	 11,700 	 SH  	n/a	sole	n/a	sole		0	0
MONTGOMERY ST INCOME SEC IN	Common	614115103	 $1,545.49 	 97,816 	 SH  	n/a	sole	n/a	sole		0	0
MORGAN STANLEY ASIA PACIFIC	Common	61744U106	 $6,547.26 	 440,596 	 SH  	n/a	sole	n/a	sole		0	0
MORGAN STANLEY EAST EUROPE	Common	616988101	 $203.35 	 12,265 	 SH  	n/a	sole	n/a	sole		0	0
MORGAN STANLEY EMRG MARKETS	Common	61744G107	 $1,458.42 	 99,687 	 SH  	n/a	sole	n/a	sole		0	0
MORGAN STANLEY INDIA INVEST	Common	61745C105	 $329.23 	 19,881 	 SH  	n/a	sole	n/a	sole		0	0
NEW GERMANY FUND		Common	644465106	 $10,765.31 	 713,880 	 SH  	n/a	sole	n/a	sole		0	0
NEW IRELAND FUND INC		Common	645673104	 $251.26 	 30,944 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN BUILD AMERICAN BOND	Common	67074C103	 $307.40 	 15,233 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN CONNECTICUT DVD ADV 	Common	67071Y108	 $290.81 	 20,952 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN DVD ADVANTAGE MUNI F	Common	67066V101	 $291.60 	 20,000 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN EQUITY PREMIUM INCOM	Common	6706ER101	 $5,182.84 	 432,986 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN INSD DVD ADV MUNI FD	Common	67071L106	 $149.60 	 10,000 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN INSD MUNI OPPORTUNIT	Common	670984103	 $388.63 	 26,600 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN INSD PREM INC MUNI I	Common	6706D8104	 $292.34 	 21,655 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN MICHIGAN DIVIDEND AD	Common	67070W103	 $402.60 	 29,027 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN MICHIGAN PREMIUM INC	Common	67101Q109	 $431.12 	 29,071 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN MULTI-ST INC & GTH 2	Common	67073D102	 $1,477.44 	 164,526 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN NY DIVIDEND ADV MUNI	Common	67066X107	 $321.79 	 22,300 	 SH  	n/a	sole	n/a	sole		0	0
PAYCHEX CORPORATION		Common	704326107	 $237.66 	 7,669 	 	 SH  	n/a	sole	n/a	sole		0	0
POWERSHARES BUILD AMERICA P	Common	73937B407	 $39,381.07 	 1,355,164 	 SH  	n/a	sole	n/a	sole		0	0
PUTNAM MUNI OPPORTUNITIES T	Common	746922103	 $55,516.28 	 4,423,608 	 SH  	n/a	sole	n/a	sole		0	0
ROYCE VALUE TRUST		Common	780910105	 $19,491.59 	 1,403,282 	 SH  	n/a	sole	n/a	sole		0	0
RYDEX S&P EQUAL WEIGHT ETF	Common	78355W106	 $34,135.18 	 658,091 	 SH  	n/a	sole	n/a	sole		0	0
SINGAPORE FUND INC		Common	82929L109	 $2,769.27 	 213,678 	 SH  	n/a	sole	n/a	sole		0	0
SPDR BARCLAYS CAPITAL INTL 	Common	78464A516	 $8,831.92 	 147,346 	 SH  	n/a	sole	n/a	sole		0	0
SPDR BARCLAYS CAPITAL MUNIC	Common	78464A458	 $84,277.26 	 3,535,120 	 SH  	n/a	sole	n/a	sole		0	0
SPDR DOW JONES INDUSTRIAL A	Common	78467X109	 $44,220.48 	 335,512 	 SH  	n/a	sole	n/a	sole		0	0
SPDR GOLD TRUST			Common	78463V107	 $7,647.52 	 47,172 	 SH  	n/a	sole	n/a	sole		0	0
SPDR LEHMAN SHORT TERM MUNI	Common	78464A425	 $40,967.75 	 1,681,073 	 SH  	n/a	sole	n/a	sole		0	0
SPDR NUVEEN S&P HIGH YIELD 	Common	78464A284	 $715.52 	 13,064 	 SH  	n/a	sole	n/a	sole		0	0
SPDR TRUST SERIES 1		Common	78462F103	 $49,795.63 	 353,637 	 SH  	n/a	sole	n/a	sole		0	0
SPECIAL OPPORTUNITIES FUND	Common	84741T104	 $20,434.36 	 1,272,376 	 SH  	n/a	sole	n/a	sole		0	0
SWISS HELVETIA FUND		Common	870875101	 $7,257.54 	 647,417 	 SH  	n/a	sole	n/a	sole		0	0
TAIWAN FUND INC			Common	874036106	 $291.41 	 17,315 	 SH  	n/a	sole	n/a	sole		0	0
TEMPLETON DRAGON FUND INC	Common	88018T101	 $384.43 	 13,560 	 SH  	n/a	sole	n/a	sole		0	0
TEMPLETON RUSSIA & EAST EUR	Common	88022F105	 $337.83 	 20,549 	 SH  	n/a	sole	n/a	sole		0	0
TEXTRON INC			Common	883203101	 $219.08 	 7,872 	 	 SH  	n/a	sole	n/a	sole		0	0
THAI FUND INC			Common	882904105	 $313.78 	 19,685 	 SH  	n/a	sole	n/a	sole		0	0
THE EUROPEAN EQUITY FUND, I	Common	298768102	 $6,002.02 	 885,254 	 SH  	n/a	sole	n/a	sole		0	0
TRI-CONTINENTAL CORPORATION	Common	895436103	 $19,523.09 	 1,226,325 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD EMERGING MARKET ET	Common	922042858	 $9,971.41 	 229,386 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD EUROPE PACIFIC ETF	Common	921943858	 $24,432.28 	 717,963 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD EUROPEAN ETF		Common	922042874	 $21,317.92 	 462,528 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD LARGE-CAP ETF		Common	922908637	 $3,969.08 	 61,603 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD MID-CAP ETF		Common	922908629	 $22,575.80 	 276,732 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD PACIFIC ETF		Common	922042866	 $14,383.24 	 270,667 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD SMALL-CAP ETF		Common	922908751	 $24,608.34 	 312,606 	 SH  	n/a	sole	n/a	sole		0	0
WA/CLAY US INFL-LKD OPP&INC	Common	95766R104	 $12,864.10 	 1,005,793 	 SH  	n/a	sole	n/a	sole		0	0
WA/CLAY US INFL-LKD SEC&INC	Common	95766Q106	 $1,042.03 	 81,792 	 SH  	n/a	sole	n/a	sole		0	0
WESTERN ASSET INFLATION MAN	Common	95766U107	 $25,906.40 	 1,459,516 	 SH  	n/a	sole	n/a	sole		0	0
WESTERN ASSET MUNICIPAL PAR	Common	95766P108	 $2,169.36 	 137,388 	 SH  	n/a	sole	n/a	sole		0	0
WESTERN ASSET VARIABLE RATE	Common	957667108	 $5,217.03 	 313,901 	 SH  	n/a	sole	n/a	sole		0	0
ZWEIG FUND INC			Common	989834106	 $86.57 	 26,970 	 SH  	n/a	sole	n/a	sole		0	0
ZWEIG TOTAL RETURN FUND INC	Common	989837109	 $17,098.73 	 5,343,353 	 SH  	n/a	sole	n/a	sole		0	0

Total Securities: 136					 $1,186,974.26






